Note 12 - Employee Benefits (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 12 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized		$ 288	$ 278	$ 227
Employee Stock Ownership Plan (ESOP), Shares in ESOP (in Shares)	322,056	322,056	324,675
Cash Surrender Value of Life Insurance	$ 26,367	$ 26,367
Deferred Compensation Plan Assets	1,985	1,985
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	6,033	6,033	$ 5,806
Defined Benefit Plan, Benefit Obligation	3,062	3,062	2,852
Proceeds from Life Insurance Policies	$ 941			1,249
Life Insurance, Corporate or Bank Owned, Change in Value		908
Gain on Bank Owned Life Insurance Policies		33
Supplemental Retirement Plans [Member]
Note 12 - Employee Benefits (Details) [Line Items]
Defined Contribution Plan, Cost Recognized		$ 338	$ 604	$ 787